Principal Accounting Policies (Narrative - Principles of Consolidation) (Details) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Mar. 31, 2014 CNY (¥)	Sep. 17, 2008 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Jan. 12, 2018 USD ($)	Dec. 31, 2017 USD ($)	Aug. 23, 2016 USD ($)
Principles of Consolidation [Line Items]
Accumulated deficit			¥ (5,505,897)	¥ (4,738,593)	¥ (2,331,399)		$ (846,241)
Stock Repurchase Program, Authorized Amount | $								$ 150,000
Subsequent Event [Member]
Principles of Consolidation [Line Items]
Stock Repurchase Program, Authorized Amount | $						$ 100,000
The Affiliated Entities [Member]
Principles of Consolidation [Line Items]
Accumulated deficit			¥ 3,735,000
Nanjing Tuniu [Member] | Purchase Option Agreement [Member] | Beijing Tuniu [Member]
Principles of Consolidation [Line Items]
Value of equity interest	¥ 2,430	¥ 1,800
Equity interest purchase option term		10 years
Nanjing Tuniu [Member] | Cooperation Agreement [Member] | Beijing Tuniu [Member]
Principles of Consolidation [Line Items]
Monthly service fees as percentage of profits from agreement			100.00%
Consolidated affiliated entities [Member] | Cooperation Agreement [Member]
Principles of Consolidation [Line Items]
Technology consulting and service fees received			¥ 138,054	¥ 109,572	¥ 42,367